STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - ECOLAB PUERTO RICO SAVINGS PLAN $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Investment results
Net appreciation in fair value of investments	$ 2,176
Dividends and interest	163
Total investment results	2,339
Interest income on notes receivable from participants	26
Contributions
Participants	513
Employer	342
Total contributions	855
Deductions
Distributions to participants	(3,274)
Plan expenses	(1)
Total deductions	(3,275)
Net decrease	(55)
Net assets available for benefits
Beginning of year	14,940
End of year	$ 14,885